Schedule of Employer Pension Plan Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 11,927	$ 11,963
Multi Employer Pension Plan [Member] | Quoted Equities Level 1 [Member]
IfrsStatementLineItems [Line Items]
Total	826
Multi Employer Pension Plan [Member] | Quoted Bonds Level 1 [Member]
IfrsStatementLineItems [Line Items]
Total	7,445
Multi Employer Pension Plan [Member] | Cash Level 1 [Member]
IfrsStatementLineItems [Line Items]
Total	67
Multi Employer Pension Plan [Member] | Real Estate Level 3 [Member]
IfrsStatementLineItems [Line Items]
Total	2,207
Multi Employer Pension Plan [Member] | Other Level 3 [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,382